Cover Page - shares	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 28, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Trading Symbol	BGI
Entity Registrant Name	BIRKS GROUP INC.
Entity Central Index Key	0001179821
Current Fiscal Year End Date	--03-28
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Class A Voting Shares
Security Exchange Name	NYSE
Entity Address, Country	CA
ICFR Auditor Attestation Flag	false
Entity File Number	001-32635
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	2020 Robert-Bourassa Blvd.
Entity Address, City or Town	Montreal Québec
Entity Address, Postal Zip Code	H3A 2A5
Document Registration Statement	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Raymond Chabot Grant Thornton LLP	KPMG LLP
Auditor Firm ID	1232	85
Auditor Location	Montreal, Canada	Montreal, Canada
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CA
Entity Address, Address Line One	2020 Robert-Bourassa Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Montreal Québec
Entity Address, Postal Zip Code	H3A 2A5
City Area Code	514
Local Phone Number	397-2592
Contact Personnel Name	Aldo Battista
Contact Personnel Fax Number	514-397-2537
Class A Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	11,987,305
Class B Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,717,970
Series A Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0